SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax benefit computed based on PRC statutory rate	$ (1,544,581)	$ (1,637,062)	$ (2,171,731)
Effect of rate differential for Hong Kong and other outside PRC entities	187,669	259,654	408,161
Effect of PRC preferential tax rate	253,052	297,975	316,913
Change in valuation allowance	555,535	564,223	872,870
Income tax payable reserved	(436,610)	5,729	(567,342)
Permanent difference	(92,151)	17,881	(83,745)
Refund of prior years’ tax			(2,575)
Effective tax	$ (1,077,086)	$ (491,600)	$ (1,227,449)